UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22095

MORGAN STANLEY GLOBAL LONG/SHORT FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

MORGAN STANLEY

GLOBAL LONG/SHORT FUND P

Financial Statements (Unaudited)

For the Period from January 1, 2012 to

June 30, 2012

Morgan Stanley Global Long/Short Fund P

Financial Statements (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Unaudited financial statements for Morgan Stanley Global Long/Short Fund A for the period from January 1, 2012 to June 30, 2012 are attached to these financial statements and are an integral part thereof.

Morgan Stanley Global Long/Short Fund P

Statement of Assets and Liabilities (Unaudited)

June 30, 2012

Assets
Investment in Morgan Stanley Global Long/Short Fund A, at fair value (cost $125,362,341)	$122,029,596
Cash	242,011
Repurchases receivable from Morgan Stanley Global Long/Short Fund A	11,009,457
Other assets	7,898

Total assets	133,288,962

Liabilities
Payable for share repurchases	11,009,457
Shareholder servicing fee payable	518,431
Accrued expenses and other liabilities	83,094

Total liabilities	11,610,982

Net assets	$121,677,980

Net assets consist of:
Net capital	$134,775,665
Accumulated undistributed net investment income (loss)	(2,541,740)
Accumulated net realized gain (loss) from investments	(7,223,200)
Net unrealized depreciation on investments	(3,332,745)

Net assets	$121,677,980

Net asset value per share:
141,546.577 shares issued and outstanding, no par value, 1,000,000 registered shares	$859.63

Maximum offering price per share ($859.63 plus sales load of 3% of net asset value per share)	$885.42

See accompanying notes and attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

1

Morgan Stanley Global Long/Short Fund P

Statement of Operations (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Expenses
Shareholder servicing fees	514,730
Transfer agent fees	67,500
Professional fees	36,250
Registration fees	16,500
Insurance expense	7,297
Custody fees	160
Other	33,435

Total fund expenses	675,872

Net investment income (loss)	(675,872)

Realized and unrealized gain (loss) from investments in Morgan Stanley Global Long/Short Fund A
Net realized gain (loss) from investments	(151,068)
Net change in unrealized appreciation/depreciation on investments	4,966,248

Net realized and unrealized gain (loss) from investments in Morgan Stanley Global Long/Short Fund A	4,815,180

Net increase (decrease) in net assets resulting from operations	$4,139,308

See accompanying notes and attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

2

Morgan Stanley Global Long/Short Fund P

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2011
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$3,534,049
Net realized gain (loss) from investments	(3,034,878)
Net change in unrealized appreciation/depreciation on investments	(9,364,949)

Net increase (decrease) in net assets resulting from operations	(8,865,778)

Distributions to shareholders from:
Net investment income	(3,483,572)

Total distributions to shareholders	(3,483,572)

Shareholder transactions
Subscriptions (representing 11,199.487 shares)	9,976,500
Distributions reinvested (representing 3,834.373 shares)	3,231,374
Repurchases (representing 45,710.871 shares)	(40,256,324)

Net increase (decrease) in net assets from shareholder transactions	(27,048,450)

Total increase (decrease) in net assets	(39,397,800)

Net assets, beginning of year (representing 191,948.711 shares)	174,097,338

Net assets, end of year (representing 161,271.700 shares)	$134,699,538

For the period from January 1, 2012 to June 30, 2012
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(675,872)
Net realized gain (loss) from investments	(151,068)
Net change in unrealized appreciation/depreciation on investments	4,966,248

Net increase (decrease) in net assets resulting from operations	4,139,308

Shareholder transactions
Subscriptions (representing 1,488.698 shares)	1,274,000
Repurchases (representing 21,213.821 shares)	(18,434,866)

Net increase (decrease) in net assets from shareholder transactions	(17,160,866)

Total increase (decrease) in net assets	(13,021,558)

Net assets, beginning of period (representing 161,271.700 shares)	134,699,538

Net assets, end of period (representing 141,546.577 shares)	$121,677,980

See accompanying notes and attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

3

Morgan Stanley Global Long/Short Fund P

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$4,139,308
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments allocated from Morgan Stanley Global Long/Short Fund A	151,068
Net change in unrealized appreciation/depreciation on investments allocated from Morgan Stanley Global Long/Short Fund A	(4,966,248)
Purchase of investments in Morgan Stanley Global Long/Short Fund A	(625,000)
Proceeds from sales of investments in Morgan Stanley Global Long/Short Fund A	18,434,866
(Increase) decrease in prepaid investment in Morgan Stanley Global Long/Short Fund A	250,000
(Increase) decrease in repurchases receivable from Morgan Stanley Global Long/Short Fund A	873,709
(Increase) decrease in other assets	7,514
Increase (decrease) in shareholder servicing fee payable	246,171
Increase (decrease) in accrued expenses and other liabilities	7,890

Net cash provided by (used in) operating activities	18,519,278

Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	774,000
Repurchases	(19,308,575)

Net cash provided by (used in) financing activities	(18,534,575)

Net change in cash	(15,297)
Cash at beginning of period	257,308

Cash at end of period	$242,011

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2012 of subscriptions received in advance during 2011	$500,000

See accompanying notes and attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

4

Morgan Stanley Global Long/Short Fund P

Notes to Financial Statements (Unaudited)

June 30, 2012

1.	Organization

Morgan Stanley Global Long/Short Fund P (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on July 12, 2007. The Fund commenced operations on January 1, 2008 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in Morgan Stanley Global Long/Short Fund A (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified, management investment company (although it also intends to comply with Subchapter M diversification requirements, as described in more detail below). Morgan Stanley AIP GP LP, an affiliate of Morgan Stanley, serves as the Master Fund’s investment adviser (the “Adviser”). The Master Fund has the same investment objective as the Fund. The Master Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ long and short equity investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. Long and short equity investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures. As of June 30, 2012, the Fund had a 54.03% ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

See attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

5

Morgan Stanley Global Long/Short Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was January 1, 2008. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been offered in a continuous offering thereafter at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer arrangements with various brokers and dealers (“Selling Agents”), some of which may be affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares.

Shares are to be sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 promulgated under the U.S. Investment Advisers Act of 1940. The Distributor or any Selling Agent may impose additional eligibility requirements for Shareholders who purchase shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor or through a Selling Agent.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund will only be made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. Each such parallel repurchase offer made by the Master Fund will generally apply to up to 15% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after the completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2012, the total of all Shareholders’ Holdback Amounts was $510,253 and is included in payable for share repurchases in the Statement of Assets and Liabilities.

See attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

6

Morgan Stanley Global Long/Short Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund As of June 30, 2012. The Fund’s investment in the Master Fund would be considered Level 3 as defined under fair valuation accounting standards. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in net asset value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investment in the Master Fund is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2012. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies (“RICs”) and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

See attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

7

Morgan Stanley Global Long/Short Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Taxes (continued)

At June 30, 2012, the Fund had available for Federal income tax purposes unused short-term and long-term capital losses that will not expire:

Short-term losses (no expiration)	$1,857,864

Long-term losses (no expiration)	$4,175,932

At June 30, 2012, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$126,551,745

Gross tax unrealized appreciation	$362,638
Gross tax unrealized depreciation	(4,884,787)

Net tax unrealized appreciation/depreciation on investments	$(4,522,149)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

See attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

8

Morgan Stanley Global Long/Short Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains

There were no distributions paid during the period from January 1, 2012 to June 30, 2012.

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income	$3,483,572
Return of capital	—

$3,483,572

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of losses deferred on the sales of Master Fund shares.

3.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund does not pay the Adviser a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees charged to the Master Fund by the Adviser. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee.

Effective May 1, 2012, the Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholders’ purchase. Investments less than $250,000 will be subject to a maximum sales load of 3%; investments of $250,000 - $999,999 will be subject to a maximum sales load of 2%; investments of $1,000,000 - $4,999,999 will be subject to a maximum sales load of 1%; and investments of $5,000,000 or more will be subject to a maximum sales load of 0.5%. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors.

Prior to May 1, 2012, the Distributor and Selling Agents were able to charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. Investments of $50,000 - $249,999 were subject to a maximum sales load of 3%; investments of $250,000 - $499,999 were subject to a maximum sales load of 2%; investments of $500,000 - $999,999 were subject to a maximum sales load of 1.5%; investments of $1,000,000 - $4,999,999 were subject to a maximum sales load of 1%; and investments of $5,000,000 or more were not subject to a sales load.

See attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

9

Morgan Stanley Global Long/Short Fund P

Notes to Financial Statements (Unaudited) (continued)

3.	Management Fee, Related Party Transactions and Other (continued)

The Fund will pay the Distributor, and the Distributor will pay each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a shareholder servicing agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by customers of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, will respond to Shareholder inquiries about the Fund, facilitate Fund communications with Shareholders, assist Shareholders in changing account designations or addresses, and assist Shareholders in processing repurchase requests. For the period from January 1, 2012 to June 30, 2012, the Fund incurred shareholder servicing fees of $514,730, and $518,431 was payable at June 30, 2012.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual per shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

4.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

10

Morgan Stanley Global Long/Short Fund P

Notes to Financial Statements (Unaudited) (continued)

5.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations are not annualized for periods less than one year.

	For the Period from January 1, 2012 to June 30, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
For a Share outstanding throughout the period:
Net asset value, beginning of period	$835.23	$907.00	$905.79	$850.38	$1,000.00

Net investment income (loss) (a)	(4.28)	19.54	14.62	52.13	1.17
Net realized and unrealized gain (loss) on investments	28.68	(70.78)	10.05	51.70	(150.79)

Net increase (decrease) resulting from operations	24.40	(51.24)	24.67	103.83	(149.62)
Distributions paid
Net investment income	—	(20.53)	(14.75)	(48.42)	—
Net realized gain	—	—	—	—	—
Return of capital	—	—	(8.71)	—	—

Net asset value, end of period	$859.63	$835.23	$907.00	$905.79	$850.38

Total return (b)	2.92%	(5.67%)	2.79%	12.28%	(14.96%)

Ratio of total expenses before expense reimbursements (c)	0.98%	1.90%	1.87%	2.08%	2.90%
Ratio of total expenses after expense reimbursements (c)	0.98%	1.90%	1.87%	2.08%	2.24%
Ratio of net investment income (loss) (d)	(0.98%)	1.23%	0.74%	5.14%	(1.21%)
Portfolio turnover (e)	13%	22%	36%	36%	16%
Net assets, end of period (000s)	$121,678	$134,700	$174,097	$155,062	$100,530

(a)	Calculated based on the average shares outstanding methodology.
(b)	Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c)	Includes expenses of the Master Fund.
(d)	Includes income and expenses of the Master Fund.
(e)	The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

6.	Subsequent Events

Unless otherwise stated throughout the Notes to the financial statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

See attached unaudited financial statements for Morgan Stanley Global Long/Short Fund A.

11

Morgan Stanley Global Long/Short Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Master Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Master Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

12

Morgan Stanley Global Long/Short Fund P

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Jacques Chappuis, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Mary Ann Picciotto, Chief Compliance Officer

Noel Langlois, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Master Fund’s Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

13

MORGAN STANLEY

GLOBAL LONG/SHORT FUND A

Financial Statements (Unaudited)

For the Period from January 1, 2012 to

June 30, 2012

Morgan Stanley Global Long/Short Fund A

Financial Statements (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Morgan Stanley Global Long/Short Fund A

Statement of Assets and Liabilities (Unaudited)

June 30, 2012

Assets
Investments in investment funds, at fair value (cost $196,374,752)	$211,105,145
Short-term investments (cost $8,955,760)	8,955,760
Cash	2,122,796
Receivable for investments sold	19,491,732
Other assets	18,890

Total assets	241,694,323

Liabilities
Payable for share repurchases	13,975,956
Subscriptions received in advance	1,483,000
Management fee payable	149,790
Accrued expenses and other liabilities	229,233

Total liabilities	15,837,979

Net assets	$225,856,344

Net assets consist of:
Net capital	$237,813,227
Accumulated undistributed net investment income (loss)	(20,813,358)
Accumulated net realized gain (loss) from investments	(5,873,918)
Net unrealized appreciation on investments	14,730,393

Net assets	$225,856,344

Net asset value per share:
257,721.465 shares issued and outstanding, no par value, 1,000,000 registered shares	$876.36

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley Global Long/Short Fund A

Statement of Operations (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Investment income
Dividend	$5,570

Expenses
Management fees	907,883
Accounting and administration fees	69,436
Professional fees	56,500
Custody fees	31,001
Transfer agent fees	30,000
Registration fees	25,648
Insurance expense	12,660
Interest expense	11,438
Trustees’ fees	6,800
Other	25,007

Total expenses	1,176,373

Net investment income (loss)	(1,170,803)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	3,156,972

Net realized gain (loss) from investments	3,156,972

Net change in unrealized appreciation/depreciation on investments in investment funds	6,133,957

Net change in unrealized appreciation/depreciation on investments	6,133,957

Net realized and unrealized gain (loss) from investments	9,290,929

Net increase (decrease) in net assets resulting from operations	$8,120,126

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley Global Long/Short Fund A

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2011
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(2,458,444)
Net realized gain (loss) from investments	4,376,329
Net change in unrealized appreciation/depreciation on investments	(14,318,570)

Net increase (decrease) in net assets resulting from operations	(12,400,685)

Distributions to shareholders from:
Net investment income	(8,446,171)

Shareholder transactions
Subscriptions (representing 34,813.532 shares)	32,030,827
Distributions reinvested (representing 9,770.800 shares)	8,346,019
Repurchases (representing 47,330.654 shares)	(42,436,446)

Net increase (decrease) in net assets from shareholder transactions	(2,059,600)

Total increase (decrease) in net assets	(22,906,456)

Net assets, beginning of year (representing 276,890.211 shares)	255,187,296

Net assets, end of year (representing 274,143.889 shares)	$232,280,840

For the period from January 1, 2012 to June 30, 2012
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(1,170,803)
Net realized gain (loss) from investments	3,156,972
Net change in unrealized appreciation/depreciation on investments	6,133,957

Net increase (decrease) in net assets resulting from operations	8,120,126

Shareholder transactions
Subscriptions (representing 8,717.589 shares)	7,686,974
Repurchases (representing 25,140.013 shares)	(22,231,596)

Net increase (decrease) in net assets from shareholder transactions	(14,544,622)

Total increase (decrease) in net assets	(6,424,496)

Net assets, beginning of period (representing 274,143.889 shares)	232,280,840

Net assets, end of period (representing 257,721.465 shares)	$225,856,344

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley Global Long/Short Fund A

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$8,120,126
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(3,156,972)
Net change in unrealized appreciation/depreciation on investments in investment funds	(6,133,957)
Purchase of investments in investment funds	(29,500,000)
Proceeds from sales of investments in investment funds	51,799,212
Net (purchases) sales/maturities of short-term investments	(5,139,454)
(Increase) decrease in prepaid investments in investment funds	1,500,000
(Increase) decrease in receivable for investments sold	(3,755,883)
(Increase) decrease in other assets	21,603
Increase (decrease) in management fee payable	(2,877)
Increase (decrease) in accrued expenses and other liabilities	57,261

Net cash provided by (used in) operating activities	13,809,059

Cash flows from financing activities
Proceeds from advances on line of credit	17,100,000
Repayments of line of credit	(17,100,000)
Subscriptions (including subscriptions received in advance)	8,049,974
Repurchases	(21,270,277)

Net cash provided by (used in) financing activities	(13,220,303)

Net change in cash	588,756
Cash at beginning of period	1,534,040

Cash at end of period	$2,122,796

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$11,438

Conversion to shareholder subscriptions in 2012 of subscriptions received in advance during 2011	$1,120,000

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited)

June 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds

Equity Long/Short - High Hedge
HealthCor Offshore, Ltd.	9/1/2010	$9,362,500	$9,349,703	4.14%	8/31/2012	Monthly
Prism Partners IV Leveraged Offshore Fund	3/1/2008	8,451,196	9,071,078	4.02	8/31/2012	Monthly

Total Equity Long/Short - High Hedge		17,813,696	18,420,781	8.16

Equity Long/Short - Opportunistic
Adelphi Europe Fund (The)	1/1/2008	8,532,964	9,792,521	4.34	9/30/2012	Quarterly
Amiya Global Emerging Opportunities Fund Limited	1/1/2008	9,796,857	12,009,379	5.32	9/30/2012	Quarterly
Artha Emerging Markets Fund, Ltd.	3/1/2010	10,205,031	9,633,850	4.27	9/30/2012	Quarterly
Asian Century Quest Smaller Companies Offshore Fund, Ltd. (formerly, Asian Century Quest Offshore Fund Ltd.)	6/1/2009	8,797,335	9,029,547	4.00	9/30/2012	Quarterly
Broadway Gate Offshore Fund, Ltd.	5/1/2009	11,554,878	14,461,341	6.40	9/30/2012	Quarterly
Cobalt Offshore Fund Limited	2/1/2011	7,500,000	7,563,112	3.35	9/30/2012	Quarterly
Doonbeg Fund, Ltd.	8/1/2011	9,000,000	9,346,375	4.14	9/30/2012	Quarterly
East Side Capital Offshore, Ltd.	1/1/2008	8,596,576	10,066,499	4.46	9/30/2012	Quarterly
Highbridge Long/Short Equity Fund, Ltd.	1/1/2008	5,592,117	5,393,429	2.39	9/30/2012	Quarterly
JHL Capital Group Fund Ltd.	6/1/2011	10,139,273	9,565,271	4.23	8/31/2012	Quarterly
Karsch Capital II, Ltd.	5/1/2010	7,369,905	7,751,639	3.43	8/31/2012	Monthly
Lansdowne Global Financials Fund Limited	1/1/2008	7,203,794	7,115,963	3.15	9/30/2012	Monthly
Newbrook Capital Offshore Fund Ltd.	4/1/2012	7,500,000	7,690,569	3.40	9/30/2012	Quarterly
Pelham Long/Short Fund Ltd.	11/1/2009	10,660,578	11,182,689	4.95	9/30/2012	Monthly
S.A.C. Capital International, Ltd.	9/1/2010	11,680,415	14,182,489	6.28	9/30/2012	Quarterly
Scopus Fund Ltd.	3/1/2012	9,000,000	8,451,901	3.74	12/31/2012	Quarterly
Seligman Tech Spectrum Fund	1/1/2008	7,367,993	9,244,280	4.09	7/31/2012	Monthly
TAL China Focus Fund	9/1/2010	8,000,000	9,022,027	3.99	9/30/2012	Quarterly
Turiya Fund	3/1/2012	11,500,000	11,245,038	4.98	9/30/2012	Quarterly
Visium Balanced Offshore Fund, Ltd.	11/1/2010	8,563,340	9,936,445	4.40	9/30/2012	Quarterly

Total Equity Long/Short - Opportunistic		178,561,056	192,684,364	85.31

Total Investments in Investment Funds		196,374,752	211,105,145	93.47

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2012

Description	Cost	Fair Value	Percent of Net Assets
Short-Term Investments
State Street Institutional Liquid Reserve Fund - Institutional Class 0.21%	$8,955,760	$8,955,760	3.96%

Total Short-Term Investments	8,955,760	8,955,760	3.96

Total Investments in Investment Funds and Short-Term Investments	$205,330,512	220,060,905	97.43

Other Assets, less Liabilities		5,795,439	2.57

Total Net Assets		$225,856,344	100.00%

Detailed information about all the Investment Funds’ portfolios is not available.

*	Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2012 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.
**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	85.31%
Equity Long/Short - High Hedge	8.16
Short-Term Investments	3.96

Total Investments in Investment Funds and Short-Term Investments	97.43%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited)

June 30, 2012

1.	Organization

Morgan Stanley Global Long/Short Fund A (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on July 12, 2007. The Fund commenced operations on January 1, 2008 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ long and short equity investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. Long and short equity investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is an affiliate of Morgan Stanley. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby a feeder fund invests substantially all of its assets in the Fund. At June 30, 2012, Morgan Stanley Global Long/Short Fund P, a feeder fund to the Fund, represented 54.03% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was January 1, 2008. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund’s then current net asset value per Share. Investors purchasing Shares in the Fund (“Shareholders”) will not be charged a sales load. Shares may be purchased as of the first business day of each month from the Distributor at the Fund’s then current net asset value per Share or through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program sponsored by such RIA.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

Shares are to be sold only to Shareholders that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor or a RIA. Any RIA who recommends Shares to its clients may impose additional eligibility requirements on investors who purchase Shares through such RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2012, the Holdback Amount was $645,329 and is included in payable for share repurchases in the Statement of Assets and Liabilities.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

As of June 30, 2012, 95.93% of the Fund’s portfolio was comprised of investments in Investment Funds. The remainder of the portfolio was comprised of short-term investments.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as determined by the Investment Fund’s investment manager. At June 30, 2012, none of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will delegate responsibility for valuation of such Investment Funds to the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of representatives from Morgan Stanley’s

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

accounting, financial reporting, corporate controller and risk management groups. A member of the Adviser’s investment team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues, but representatives of the investment team are not members of the Valuation Committee and do not possess voting rights. The Adviser’s investment team will recommend to the Valuation Committee a fair value for an Investment Fund, determined based on the investment team’s knowledge of the Investment Fund, its industry expertise and such reasonably available relevant information as it considers material, including information obtained through communication with the Investment Fund’s investment manager. After consideration of the investment team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-Term Investments

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ net asset values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2012. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Taxes (continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies (“RICs”) and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2012, the Fund had an accumulated capital loss carryforward for tax purposes of $7,572,516, which will expire according to the following schedule:

Expiration	Amount
December 31, 2016	$1,854,043

December 31, 2017	$4,443,253

December 31, 2018	$1,275,220

At June 30, 2012, the Fund had available for Federal income tax purposes unused long term capital losses that will not expire:

Short-term losses (no expiration)	$617,118

Long-term losses (no expiration)	$1,779,280

At June 30, 2012, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$233,208,633

Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(3,147,728)

Net tax unrealized appreciation/depreciation on investments	$(3,147,728)

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

There were no distributions paid during the period from January 1, 2012 to June 30, 2012.

The tax character of distributions paid during the years ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income	$8,446,171

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,239,131

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2012 to June 30, 2012, the Fund did not have any transfers between Levels 1 and 2.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments (continued)

The following is a summary of the inputs used for investment tranches as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Equity Long/Short - High Hedge	$—	$9,071,078	$9,349,703	$18,420,781
Equity Long/Short - Opportunistic	—	138,673,250	54,011,114	192,684,364

Total Investment Funds	$—	$147,744,328	$63,360,817	$211,105,145

Short-Term Investments	$—	$8,955,760	$—	$8,955,760

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Investment Funds
	Equity Long/Short - High Hedge	Equity Long/Short - Opportunistic	Total Investment Funds
Balance as of December 31, 2011	$9,912,288	$37,245,748	$47,158,036
Transfers into Level 3	—	—	—
Transfers out of Level 3*	—	(4,402,599)	(4,402,599)
Purchases	—	22,000,000	22,000,000
Sales	(793,157)	(1,800,000)	(2,593,157)
Net realized gain (loss)	5,658	119,688	125,346
Net change in unrealized appreciation/depreciation	224,914	848,277	1,073,191

Balance as of June 30, 2012	$9,349,703	$54,011,114	$63,360,817

Net change in unrealized appreciation/depreciation on Level 3 investment tranches still held as of June 30, 2012	$224,914	$848,277	$1,073,191

*	Transfers out of Level 3 of $2,902,599 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche. Transfers out of Level 3 of $1,500,000 are due to transfers of Investment Fund interests into other Investment Funds managed by the same Investment Fund manager, and that have the ability to fully redeem tranches at net asset value as of measurement date or within the near term.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2012, aggregated by investment strategy:

	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Investment Funds
Equity Long/Short - High Hedge (a)	$18,420,781	Monthly	45-60 days
Equity Long/Short - Opportunistic (b)	192,684,364	Monthly to Quarterly	30-90 days

Total Investment Funds	$211,105,145

(a)	Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions.
(b)	Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage.

For the period from January 1, 2012 to June 30, 2012, aggregate purchases and proceeds from sales of investments in Investment Funds were $29,500,000 and $51,799,212, respectively.

6.	Investment Receivables and Payables

As of June 30, 2012, $19,491,732 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or hold back amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

7.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.0625% (0.75% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

indirectly borne by Shareholders in the Fund. For the period from January 1, 2012 to June 30, 2012, the Fund incurred management fees of $907,883, of which $149,790 was payable to the Adviser at June 30, 2012.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product.

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 0.015% to 0.020%, based on (1) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (2) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2012, the Fund’s proportionate share of assets attributable to the DC Plan was $3,284, which is included in the Statement of Assets and Liabilities under other assets and accrued expenses and other liabilities.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

8.	Line of Credit

Effective September 19, 2008, the Fund entered into a secured credit agreement with State Street for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $20,000,000 or 15% of the Fund’s adjusted net assets, as defined in the credit agreement, subject to specific asset-based covenants. The Fund pays an annual administration fee related to the Facility of $20,000 and the annual interest rate on borrowings is the greater of the Federal Funds Rate plus 1.50% or the overnight USD LIBOR plus 1.50%. Under the terms of the Facility, borrowings are repayable within 120 days of the initial date of advance. At June 30, 2012, there was no amount outstanding against the Facility. For the period from January 1, 2012 to June 30, 2012, the Fund incurred interest expense of $11,438 in connection with the Facility. Borrowings are secured by the Fund’s investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
16	$15,487,500	1.66%

9.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley Global Long/Short Fund A

Notes to Financial Statements (Unaudited) (continued)

10.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2012 to June 30, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
For a Share outstanding throughout the period:
Net asset value, beginning of period	$847.30	$921.62	$911.00	$851.02	$1,000.00

Net investment income (loss) (a)	(4.28)	(8.70)	(8.14)	(6.11)	(12.22)
Net realized and unrealized gain (loss) from investments	33.34	(35.12)	41.33	119.48	(131.37)

Net increase (decrease) resulting from operations	29.06	(43.82)	33.19	113.37	(143.59)
Distributions paid
Net investment income	—	(30.50)	(22.57)	(53.39)	(5.39)
Net realized gain	—	—	—	—	—

Net asset value, end of period	$876.36	$847.30	$921.62	$911.00	$851.02

Total return (b)	3.43%	(4.78%)	3.71%	13.40%	(14.35%)
Ratio of total expenses before expense waivers and reimbursements (c)	0.49%	0.96%	0.96%	1.06%	1.84%
Ratio of total expenses after expense waivers and reimbursements (c)	0.49%	0.96%	0.96%	1.06%	1.47%
Ratio of net investment income (loss) (d)	(0.48%)	(0.96%)	(0.90%)	(0.68%)	(1.34%)
Portfolio turnover	13%	22%	36%	36%	16%
Net assets, end of period (000s)	$225,856	$232,281	$255,187	$159,056	$100,728

(a)	Calculated based on the average shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and assumes reinvestment of all distributions during the period.
(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

11.	Subsequent Events

Unless otherwise stated throughout the Notes to the financial statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

Morgan Stanley Global Long/Short Fund A

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement (the “Advisory Agreement”), including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management, and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as determined by Lipper, Inc. (“Lipper”). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011 and February 29, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the performance of the Fund was better than its benchmark for the one-, three- and five-year periods ended December 31, 2011, and for the one- and three-year periods ended February 29, 2012 and March 31, 2012. The Board noted that the performance of the Fund was below its Lipper peer group average for the one-, three- and five-year period ended December 31, 2011. The Board also noted that the performance of the Fund was better than its Management selected peer group average for the three-year period but below this peer group average for the one-year period, both periods ended February 29, 2012. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the advisory fee and total expense ratio were lower than the Fund’s peer group average. After discussion, the Board concluded that (i) the Fund’s performance was acceptable, and (ii) the Fund’s advisory fee and total expense ratio were competitive with its Lipper peer group average.

Morgan Stanley Global Long/Short Fund A

Investment Advisory Agreement Approval (Unaudited) (continued)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. The Board considered sales charges on shares of the Fund’s feeder fund, Morgan Stanley Global Long/Short Fund P (“Global Long/Short P”), charged by a broker-dealer affiliate of the Adviser. The Board also considered that an affiliate of the Adviser receives from Global Long/Short P a shareholder servicing fee for services provided by the affiliate to its customers who are shareholders of Global Long/Short P. The Board also considered that affiliated brokers, dealers or other financial intermediaries (“Intermediaries”) may receive payments from the Adviser in connection with (i) the sale, distribution or retention of shares of the Fund and/or (ii) shareholder servicing. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Morgan Stanley Global Long/Short Fund A

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

Morgan Stanley Global Long/Short Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Morgan Stanley Global Long/Short Fund A

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Jacques Chappuis, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Mary Ann Picciotto, Chief Compliance Officer

Noel Langlois, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1) Code of Ethics is not applicable to a semi-annual report.

(2) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY GLOBAL LONG/SHORT FUND P

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	President
Date:	September 7, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	September 7, 2012

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	September 7, 2012